Restatement of Previously Issued Audited and Unaudited Financial Statements	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Audited and Unaudited Financial Statements
Note 2 — Restatement of Previously Issued Audited and Unaudited Financial Statements
In May 2021, the audit committee of the Company’s board of directors, after considering the recommendations of management, concluded that, because of a misapplication of the accounting guidance related to its Warrants, the Company’s previously issued financial statements for the periods beginning May 10, 2019 (inception) through December 31, 2020 (collectively, the “Affected Periods”) should no longer be relied upon. As such, the Company is restating its consolidated financial statements for the Affected Periods.
On April 12, 2021, the Staff of the SEC issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “Staff Statement”). In the Staff Statement, the Staff of the SEC expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on July 25, 2019, the Company’s Warrants were accounted for as equity within the Company’s previously reported consolidated balance sheets. Accordingly, the consolidated statements of operations did not include any subsequent noncash changes in estimated fair value of the Warrants. The views expressed in the Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement. In light of the Staff Statement, the Company reassessed its accounting for the Warrants. Based on this reassessment, and after discussion and evaluation with the Company’s independent registered public accounting firm and the audit committee, management concluded that the Warrants should be presented as liabilities with subsequent fair value remeasurement.

The warrant agreement governing the Warrants includes a provision (the “Replacement of Securities Upon Reorganization”), the application of which could result in a different settlement value for the Warrants depending on their holder. Because the holder of an instrument is not an input into the pricing of a fixed-for-fixed
option on the Company’s ordinary shares, the Private Placement Warrants which contain this term could not be considered “indexed to the Company’s own stock.” In addition, the provision provides that in the event of a tender or exchange offer accepted by holders of more than 50% of the outstanding shares of the Company’s ordinary shares, all holders of the Warrants (both the Public Warrants and the Private Placement Warrants) would be entitled to receive cash for their Warrants. In other words, in the event of a qualifying cash tender offer (which could be outside of the Company’s control), all Warrant holders would be entitled to cash, while only certain of the holders of the Company’s ordinary shares would be entitled to cash. These provisions preclude the Company from classifying the Warrants in stockholders’ equity. As a result of these provisions, the Company has restated its consolidated financial statements to reflect the Company’s Warrants as a derivative liability with changes in fair value recorded in the current period earnings. In addition, a portion of offering costs were allocated to the Warrants and recognized in expense. The material terms of the Warrants are more fully described in Note 7.
The following presents a reconciliation of the consolidated balance sheets, statements of operations and cash flows for the Affected Periods.

	December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Public warrants derivative liability	—	161,456,462	161,456,462
Private warrants derivative liability	—	158,469,002	158,469,002
Total liabilities	16,852,448	319,925,464	336,777,912
Class A common stock subject to possible redemption	295,489,060	(295,489,060)	—
Class A common stock	186	2,955	3,141
Additional paid-in-capital	9,210,213	287,169,386	296,379,599
Accumulated deficit	(4,211,183)	(311,608,745)	(315,819,928)
Total stockholders’ equity (deficit)	5,000,001	(24,436,404)	(19,436,403)
Statement of Operations for the year ended December 31, 2020
Change in fair value of warrant liabilities	—	(310,330,174)	(310,330,174)
Loss before income tax expense	(4,789,152)	(310,330,174)	(315,119,326)
Net loss	(4,990,755)	(310,330,174)	(315,320,929)
Basic and diluted net loss per Class B common stock	(0.73)	(39.52)	(40.25)
Statement of Cash Flows for the year ended December 31, 2020
Net loss	(4,990,755)	(310,330,174)	(315,320,929)
Change in fair value of warrant liabilities	—	310,330,174	310,330,174

	September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet (unaudited)
Public warrants derivative liability	—	49,107,054	49,107,054
Private warrants derivative liability	—	32,522,036	32,522,036
Total liabilities	12,158,095	81,629,090	93,787,185
Class A common stock subject to possible redemption	300,029,150	(81,629,090)	218,400,060
Class A common stock	141	816	957
Additional paid-in-capital	4,670,168	73,311,555	77,981,723
Retained earnings (Accumulated deficit)	328,914	(73,312,371)	(72,983,457)
Total stockholders’ equity	5,000,008	—	5,000,008
Statement of Operations for the three months ended September 30, 2020 (unaudited)
Change in fair value of warrant liabilities	—	(68,996,330)	(68,996,330)
Loss before income tax expense	(787,652)	(68,996,330)	(69,783,982)
Net loss	(792,915)	(68,996,330)	(69,789,245)
Basic and diluted net loss per Class B common stock	(0.10)	(8.79)	(8.89)
Statement of Operations for the nine months ended September 30, 2020 (unaudited)
Change in fair value of warrant liabilities	—	(72,033,800)	(72,033,800)
Loss before income tax expense	(208,400)	(72,033,800)	(72,242,200)
Net loss	(450,658)	(72,033,800)	(72,484,458)
Basic and diluted net loss per Class B common stock	(0.15)	(9.17)	(9.32)
Statement of Cash Flows for the nine months ended September 30, 2020 (unaudited)
Net loss	(450,658)	(72,033,800)	(72,484,458)
Change in fair value of warrant liabilities	—	72,033,800	72,033,800

	June 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet (unaudited)
Public warrants derivative liability	—	8,270,721	8,270,721
Private warrants derivative liability	—	4,362,039	4,362,039
Total liabilities	11,905,001	12,632,760	24,537,761
Class A common stock subject to possible redemption	300,822,070	(12,632,760)	288,189,310
Class A common stock	133	126	259
Additional paid-in-capital	3,877,256	4,315,915	8,193,171
Retained earnings (Accumulated deficit)	1,121,829	(4,316,041)	(3,194,212)
Total stockholders’ equity	5,000,003	—	5,000,003
Statement of Operations for the three months ended June 30, 2020 (unaudited)
Change in fair value of warrant liabilities	—	(2,685,170)	(2,685,170)
Loss before income tax expense	(96,889)	(2,685,170)	(2,782,059)
Net loss	(124,174)	(2,685,170)	(2,809,344)
Basic and diluted net loss per Class B common stock	(0.02)	(0.34)	(0.36)
Statement of Operations for the six months ended June 30, 2020 (unaudited)
Change in fair value of warrant liabilities	—	(3,037,470)	(3,037,470)
Income (loss) before income tax expense	579,252	(3,037,470)	(2,458,218)
Net income (loss)	342,257	(3,037,470)	(2,695,213)
Basic and diluted net loss per Class B common stock	(0.06)	(0.39)	(0.45)
Statement of Cash Flows for the six months ended June 30, 2020 (unaudited)
Net income (loss)	342,257	(3,037,470)	(2,695,213)
Change in fair value of warrant liabilities	—	3,037,470	3,037,470

	March 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet (unaudited)
Public warrants derivative liability	—	6,524,218	6,524,218
Private warrants derivative liability	—	3,423,372	3,423,372
Total liabilities	11,877,840	9,947,590	21,825,430
Class A common stock subject to possible redemption	300,946,240	(9,947,590)	290,998,650
Class A common stock	132	99	231
Additional paid-in-capital	3,753,087	1,630,772	5,383,859
Retained earnings (Accumulated deficit)	1,246,003	(1,630,871)	(384,868)
Total stockholders’ equity	5,000,007	—	5,000,007
Statement of Operations for the three months ended March 31, 2020 (unaudited)
Change in fair value of warrant liabilities	—	(352,300)	(352,300)
Income before income taxes	676,141	(352,300)	323,841
Net income	466,431	(352,300)	114,131
Basic and diluted net loss per Class B common stock	(0.03)	(0.04)	(0.07)
Statement of Cash Flows for the three months ended March 31, 2020 (unaudited)
Net income	466,431	(352,300)	114,131
Change in fair value of warrant liabilities	—	352,300	352,300

	December 31, 2019
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Public warrants derivative liability	—	6,282,349	6,282,349
Private warrants derivative liability	—	3,312,941	3,312,941
Total liabilities	11,692,080	9,595,290	21,287,370
Class A common stock subject to possible redemption	300,479,810	(9,595,290)	290,884,520
Class A common stock	136	96	232
Additional paid-in-capital	4,219,513	1,278,475	5,497,988
Retained earnings (Accumulated deficit)	779,572	(1,278,571)	(498,999)
Total stockholders’ equity	5,000,006	—	5,000,006
Statement of Operations for the period from May 19, 2019 (inception) through December 31, 2019
Change in fair value of warrant liabilities	—	(959,526)	(959,526)
Allocated expense for warrant issuance cost	—	(319,045)	(319,045)
Income (loss) before income taxes	1,258,636	(1,278,571)	(19,935)
Net income (loss)	779,572	(1,278,571)	(498,999)
Basic and diluted net loss per Class B common stock	(0.12)	(0.16)	(0.28)
Statement of Cash Flows for the period from May 19, 2019 (inception) through December 31, 2019
Net income (loss)	779,572	(1,278,571)	(498,999)
Issuance costs related to warrant liability	—	319,045	319,045
Change in fair value of warrant liabilities	—	959,526	959,526

	September 30, 2019
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet (unaudited)
Public warrants derivative liability	—	9,947,060	9,947,060
Private warrants derivative liability	—	4,858,980	4,858,980
Total liabilities	11,406,919	14,806,040	26,212,959
Class A common stock subject to possible redemption	299,838,630	(14,806,040)	285,032,590
Class A common stock	143	148	291
Additional paid-in-capital	4,860,686	6,489,173	11,349,859
Retained earnings (Accumulated deficit)	138,392	(6,489,321)	(6,350,929)
Total stockholders’ equity	5,000,006	—	5,000,006
Statement of Operations for the three months ended September 30, 2019 (unaudited)
Change in fair value of warrant liabilities	—	(6,170,276)	(6,170,276)
Allocated expense for warrant issuance cost	—	(319,045)	(319,045)
Income (loss) before income tax expense	388,196	(6,489,321)	(6,101,125)
Net income (loss)	194,611	(6,489,321)	(6,294,710)
Basic and diluted net loss per Class B common stock	(0.07)	(0.83)	(0.90)
Statement of Operations for the period from May 10, 2019 (inception) through September 30, 2019 (unaudited)
Change in fair value of warrant liabilities	—	(6,170,276)	(6,170,276)
Allocated expense for warrant issuance cost	—	(319,045)	(319,045)
Income (loss) before income tax expense	331,977	(6,489,321)	(6,157,344)
Net income (loss)	138,392	(6,489,321)	(6,350,929)
Basic and diluted net loss per Class B common stock	(0.08)	(0.83)	(0.91)
Statement of Cash Flows for the period from May 10, 2019 (inception) through September 30, 2019 (unaudited)
Net income (loss)	138,392	(6,489,321)	(6,350,929)
Issuance costs related to warrant liability	—	319,045	319,045
Change in fair value of warrant liabilities	—	6,170,276	6,170,276

	July 30, 2019
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Public warrants derivative liability	—	5,400,000	5,400,000
Private warrants derivative liability	—	2,880,000	2,880,000
Total liabilities	11,443,548	8,280,000	19,723,548
Class A common stock subject to possible redemption	285,849,880	(8,280,000)	277,569,880
Class A common stock	142	83	225
Additional paid-in-capital	5,175,033	305,917	5,480,950
Accumulated deficit	(176,030)	(306,000)	(482,030)
Total stockholders’ equity	5,000,008	—	5,000,008